Business Optimization Items - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Reserve adjustments		$ 10	$ 17	$ 10
Fixed Asset And Inventory Impairment
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure	$ 36
Severance And Other Costs
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure	30
Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure				8	$ 101
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure	$ 66			2	5
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure			$ 5	1	3
Research and Development Expenses
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure				$ 22	$ 24